Cover	Aug. 10, 2026
Cover [Abstract]
Entity Registrant Name	CTT PHARMACEUTICAL HOLDINGS, INC.
Entity Central Index Key	0001035422
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Aug. 10, 2026
Entity Incorporation State Country Code	FL
Entity File Number	333-292497
Entity Tax Identification Number	90-1253984
Entity Address Address Line 1	1646 W Snow Ave. Suite 138
Entity Address City Or Town	Tampa
Entity Address State Or Province	FL
Entity Address Postal Zip Code	33606
City Area Code	813
Local Phone Number	606-0060
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false